NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
The Company's Non-controlling interests included in the Consolidated balance sheet are as follows:

at December 31	2016	2015
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,596	1,590
Non-controlling interest in Portland Natural Gas Transmission System	130	127
	1,726	1,717

The Company's Non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2016	2015	2014
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	215	(13)	136
Non-controlling interest in Portland Natural Gas Transmission System	20	19	15
Non-controlling interest in Columbia Pipeline Partners LP	17	—	—
Preferred shares of TCPL	—	—	2
	252	6	153

During 2016, the non-controlling interest in TC PipeLines, LP increased from 72.0 per cent to 73.2 per cent due to periodic issuances of common units in TC PipeLines, LP to third parties under an at-the-market issuance program (ATM program). In 2015, the non-controlling interest in TC PipeLines, LP ranged between 71.7 per cent and 72.0 per cent and, in 2014, between 71.1 per cent and 71.7 per cent.
On July 1, 2016, TransCanada acquired Columbia, which included a 53.5 per cent non-controlling interest in CPPL. On
November 1, 2016, TransCanada announced that it had entered into an agreement to acquire, for cash, all outstanding publicly held common units of CPPL. The transaction is expected to close in the first quarter of 2017 subject to receipt of CPPL unitholder approval and customary closing conditions.
At December 31, 2016, the entire $1,073 million (US$799 million) of TransCanada's non-controlling interest in CPPL was recorded as Common units subject to rescission or redemption on the Consolidated balance sheet. The Company classified this non-controlling interest outside of equity because the potential rights of the units are not within the control of the Company.
The non-controlling interest in Portland Natural Gas Transmission System (PNGTS) as at December 31, 2016 represented the
38.3 per cent interest held by third parties (2015 and 2014 – 38.3 per cent). On January 1, 2016, TransCanada sold 49.9 per cent of PNGTS to TC PipeLines, LP. Refer to Note 26, Other acquisitions and disposition for further information.
In 2016, TransCanada received fees of $4.5 million from TC PipeLines, LP (2015 – $4 million and 2014 – $3 million) and $8 million from PNGTS (2015 – $11 million; 2014 – $8 million) for services provided.
At December 31, 2015, TC PipeLines, LP recorded an impairment charge of US$199 million related to its equity investment in Great Lakes. The non-controlling interest's share of this charge was US$143 million and was included in the Net income attributable to non-controlling interests in the Consolidated statement of income.
On March 5, 2014, TCPL redeemed all of its four million outstanding 5.60 per cent cumulative redeemable first preferred shares Series Y at a price of $50 per share plus $0.2455 representing accrued and unpaid dividends to the redemption date.
Common Units of TC PipeLines, LP Subject to Rescission
In connection with a late filing of an employee-related Form 8-K with the SEC, in March 2016, TC PipeLines, LP became ineligible to use the then effective shelf registration statement upon filing of its 2015 Annual Report. As a result, it was determined that the purchasers of the 1.6 million common units that were issued from March 8, 2016 to May 19, 2016 under the TC PipeLines, LP ATM program may have a rescission right for an amount equal to the purchase price paid for the units, plus statutory interest and less any distributions paid, upon the return of such units to TC PipeLines, LP. No unitholder has claimed or attempted to exercise any rescission rights to date and these rights expire one year from the date of purchase of the unit.
At December 31, 2016, $106 million (US$82 million) was recorded as Common units subject to rescission or redemption on the Consolidated balance sheet. The Company classified these 1.6 million common units outside equity because the potential rescission rights of the units are not within the control of the Company.